RISK MANAGEMENT - Concentration by past due days (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
RISK MANAGEMENT
Gross loans and finance leases	$ 220,323,483	$ 191,409,730
Not later than one month
RISK MANAGEMENT
Gross loans and finance leases	210,303,453	180,942,729
Between 1 and 3 months
RISK MANAGEMENT
Gross loans and finance leases	2,452,940	2,178,087
Between 3 and 6 months
RISK MANAGEMENT
Gross loans and finance leases	649,490	871,986
Between 6 and 12 months
RISK MANAGEMENT
Gross loans and finance leases	2,113,712	2,883,483
Greater than 1 year
RISK MANAGEMENT
Gross loans and finance leases	4,803,888	4,533,445
Commercial Loans
RISK MANAGEMENT
Gross loans and finance leases	114,911,843	98,659,287
Commercial Loans | Not later than one month
RISK MANAGEMENT
Gross loans and finance leases	110,548,513	93,964,499
Commercial Loans | Between 1 and 3 months
RISK MANAGEMENT
Gross loans and finance leases	378,809	442,168
Commercial Loans | Between 3 and 6 months
RISK MANAGEMENT
Gross loans and finance leases	170,053	380,250
Commercial Loans | Between 6 and 12 months
RISK MANAGEMENT
Gross loans and finance leases	691,471	940,604
Commercial Loans | Greater than 1 year
RISK MANAGEMENT
Gross loans and finance leases	3,122,997	2,931,766
Consumer loans
RISK MANAGEMENT
Gross loans and finance leases	48,363,040	41,055,939
Consumer loans | Not later than one month
RISK MANAGEMENT
Gross loans and finance leases	45,641,310	38,281,594
Consumer loans | Between 1 and 3 months
RISK MANAGEMENT
Gross loans and finance leases	1,192,401	1,186,264
Consumer loans | Between 3 and 6 months
RISK MANAGEMENT
Gross loans and finance leases	340,202	360,392
Consumer loans | Between 6 and 12 months
RISK MANAGEMENT
Gross loans and finance leases	974,325	1,041,383
Consumer loans | Greater than 1 year
RISK MANAGEMENT
Gross loans and finance leases	214,802	186,306
Mortgages
RISK MANAGEMENT
Gross loans and finance leases	30,646,787	25,959,112
Mortgages | Not later than one month
RISK MANAGEMENT
Gross loans and finance leases	28,795,705	24,476,867
Mortgages | Between 1 and 3 months
RISK MANAGEMENT
Gross loans and finance leases	694,085	343,553
Mortgages | Between 3 and 6 months
RISK MANAGEMENT
Gross loans and finance leases	99,448	60,578
Mortgages | Between 6 and 12 months
RISK MANAGEMENT
Gross loans and finance leases	250,893	233,077
Mortgages | Greater than 1 year
RISK MANAGEMENT
Gross loans and finance leases	806,656	845,037
Financial Leases
RISK MANAGEMENT
Gross loans and finance leases	25,119,628	24,503,317
Financial Leases | Not later than one month
RISK MANAGEMENT
Gross loans and finance leases	24,200,502	23,161,256
Financial Leases | Between 1 and 3 months
RISK MANAGEMENT
Gross loans and finance leases	136,901	161,373
Financial Leases | Between 3 and 6 months
RISK MANAGEMENT
Gross loans and finance leases	30,788	56,704
Financial Leases | Between 6 and 12 months
RISK MANAGEMENT
Gross loans and finance leases	141,589	601,506
Financial Leases | Greater than 1 year
RISK MANAGEMENT
Gross loans and finance leases	609,848	522,478
Small Business Loans
RISK MANAGEMENT
Gross loans and finance leases	1,282,185	1,232,075
Small Business Loans | Not later than one month
RISK MANAGEMENT
Gross loans and finance leases	1,117,423	1,058,513
Small Business Loans | Between 1 and 3 months
RISK MANAGEMENT
Gross loans and finance leases	50,744	44,729
Small Business Loans | Between 3 and 6 months
RISK MANAGEMENT
Gross loans and finance leases	8,999	14,062
Small Business Loans | Between 6 and 12 months
RISK MANAGEMENT
Gross loans and finance leases	55,434	66,913
Small Business Loans | Greater than 1 year
RISK MANAGEMENT
Gross loans and finance leases	$ 49,585	$ 47,858